TRANSAMERICA FUNDS

Supplement to the Currently Effective Retail Prospectus, Summary Prospectuses and Statement of Additional Information

* * *

Transamerica Bond	Transamerica Large Cap Value
Transamerica Capital Growth	Transamerica Multi-Managed Balanced
Transamerica Emerging Markets Debt	Transamerica Short-Term Bond
Transamerica Global Equity	Transamerica Small/Mid Cap Value
Transamerica High Yield Bond	Transamerica Sustainable Equity Income
Transamerica International Equity

Effective immediately, the second paragraph of each “Purchase and Sale of Fund Shares” section of the Prospectus and Summary Prospectus for each of the funds in the list above will be replaced in its entirety by the following:

Class R1 and R6 shares are intended for purchase by participants in certain retirement plans such as 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined-benefit plans, non-qualified deferred compensation plans, IRAs, and, with regard to Class R6 shares only, participants in certain health savings plans and health savings accounts under Section 223 of the Internal Revenue Code (eligible plans). Class R1 and Class R6 are available only when a plan’s recordkeeper or financial service firm serving as an intermediary has an agreement with Transamerica Funds, and in such eligible plans where Class R1 and R6 shares are held on the books of the funds through omnibus or Network Level 3 accounts (either at the plan level or at the level of the financial service firm serving as an intermediary).

Effective immediately, the last sentence of the third paragraph of each “Purchase and Sale of Fund Shares” section of the Prospectus and Summary Prospectus for each of the funds in the list above will be replaced in its entirety by the following:

There is no minimum investment for eligible plans investing in Class R1 and R6 shares.

* * *

Transamerica Emerging Markets Opportunities	Transamerica Mid Cap Value Opportunities
Transamerica High Yield ESG	Transamerica Small Cap Growth
Transamerica Inflation Opportunities	Transamerica Small Cap Value
Transamerica International Growth	Transamerica Sustainable Bond
Transamerica International Stock

Effective immediately, the second paragraph of each “Purchase and Sale of Fund Shares” section of the Prospectus and Summary Prospectus for each of the funds in the list above will be replaced in its entirety by the following:

Class R6 shares are intended for purchase by participants in certain retirement plans such as 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined-benefit plans, non-qualified deferred compensation plans, IRAs, and participants in certain health savings plans and health savings accounts under Section 223 of the Internal Revenue Code (eligible plans). Class R6 shares are available only when a plan’s recordkeeper or financial service firm serving as an intermediary has an agreement with Transamerica Funds, and in such eligible plans where Class R6 shares are held on the books of the funds through omnibus or Network Level 3 accounts (either at the plan level or at the level of the financial service firm serving as an intermediary).

Effective immediately, the last sentence of the third paragraph of each “Purchase and Sale of Fund Shares” section of the Prospectus and Summary Prospectus for each of the funds in the list above will be replaced in its entirety by the following:

There is no minimum investment for eligible plans investing in R6 shares.

* * *

Effective immediately, the last sentence of the fourth paragraph in the “Opening an Account” sub-section under the “How to Contact the Fund(s)” section of the Prospectus for each of the funds listed above, except Transamerica High Yield ESG and Transamerica Sustainable Bond, will be replaced in its entirety by the following:

There is no minimum investment for eligible plans investing in Class R, R1 and R6 shares.

* * *

Effective immediately, the last sentence of the fourth paragraph in the “Opening an Account” sub-section under the “How to Contact the Fund(s)” section of the Prospectus for Transamerica High Yield ESG and Transamerica Sustainable Bond will be replaced in its entirety by the following:

There is no minimum investment for eligible plans investing in Class R6 shares.

* * *

Effective immediately, the corresponding information in the “Choosing a Share Class” sub-section under the “How to Contact the Fund(s)” section of the Prospectus for each of the funds listed above, except Transamerica High Yield ESG and Transamerica Sustainable Bond, will be replaced in its entirety by the following:

The Following Information Applies to Class R1 and R6 Shares

Class R1 and R6 Availability

Class R1 and R6 shares of the funds are intended for purchase by participants in certain eligible accounts described below and under the following conditions:

•

401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined-benefit plans, non-qualified deferred compensation plans, IRAs, and, with regard to R6 shares only, heath savings plans and health savings accounts under Section 223 of the Internal Revenue Code (eligible plans).

•

Class R1 and R6 shares are available only to eligible plans where Class R1 and R6 shares are held on the books of the funds through omnibus or Network Level 3 accounts (either at the plan level or at the level of the financial service firm serving as an intermediary).

•

The plan’s record-keeper or financial service firm serving as an intermediary must have an agreement with Transamerica Funds or its agents to utilize Class R1 and R6 shares in certain investment products or programs.

* * *

Effective immediately, the corresponding information in the “Choosing a Share Class” sub-section under the “How to Contact the Fund(s)” section of the Prospectus for Transamerica High Yield ESG and Transamerica Sustainable Bond will be replaced in its entirety by the following:

The Following Information Applies to Class R6 Shares

Class R6 Availability

Class R6 shares of the funds are intended for purchase by participants in certain eligible accounts described below and under the following conditions:

•

401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined-benefit plans, non-qualified deferred compensation plans, IRAs, and heath savings plans and health savings accounts under Section 223 of the Internal Revenue Code (eligible plans).

•

Class R6 shares are available only to eligible plans where Class R6 shares are held on the books of the funds through omnibus or Network Level 3 accounts (either at the plan level or at the level of the financial service firm serving as an intermediary).

•

The plan’s record-keeper or financial service firm serving as an intermediary must have an agreement with Transamerica Funds or its agents to utilize Class R6 shares in certain investment products or programs.

* * *

Effective immediately, the tenth paragraph under the heading “Purchase of Shares” in the “Purchase, Redemption and Pricing of Shares” section of the Statement of Additional Information will be revised as follows:

Class R, R1 and R6 shares of the applicable funds are intended for purchase by participants in certain eligible accounts described below and under the following conditions:

•

401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined-benefit plans, non-qualified deferred compensation plans, IRAs and, with regard to R6 shares only, heath savings plans and health savings accounts under Section 223 of the Internal Revenue Code (eligible plans).

•

Class R, R1 and R6 shares are available only to eligible plans where Class R, R1 and R6 shares are held on the books of the funds through omnibus or Network Level 3 accounts (either at the plan level or at the level of the financial service firm serving as an intermediary).

* * *

Investors Should Retain this Supplement for Future Reference

January 25, 2021